TRADE AND OTHER PAYABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
TRADE AND OTHER PAYABLES
Trade payables	Rp 18,457		Rp 17,170
Other payables	463		609
Total trade and other payables	Rp 18,920	$ 1,215	Rp 17,779